DERIVATIVE INSTRUMENTS (Schedule of the Fair Value Open Foreign Exchange Contracts) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
DERIVATIVE INSTRUMENTS [Abstract]
Fair value of foreign exchange forward contracts, net	$ 325	$ 1,699
Total derivatives designated as hedging instrument	325	1,699
Total derivatives not designated as hedging instrument, net	$ 61	$ 75